Notes Payable (Details)		3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 29, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2023 USD ($)	Sep. 29, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Apr. 19, 2024 USD ($)	Jan. 23, 2024 USD ($)	Oct. 03, 2023 shares	Sep. 30, 2023 USD ($)
Notes Payable [Line Items]
Average discount rate, percentage		8.20%	8.20%			8.20%	8.20%
Interest expense		$ 400,000
Unamortized debt discount		200,000				$ 400,000
Note payable originally due	$ 4,000,000				$ 4,000,000	5,000,000
Note payable originally due	Sep. 30, 2023
Cash payment to the seller	$ 1,000,000
Loss on extinguishment of note payable					$ 490,000	(490,000)
Interest rate											4.00%
Interest payable											$ 5,000,000
Financing fees		700,000
Interest expense		200,000
Unamortized debt discount		200,000
Accrued interest		$ 50,000
Interest rate		7.79%
Note payable		$ 600,000
Installment payments		78,000
Loan payable		110,871				$ 118,857
Interest expense		$ 225,063
Principal payments due						2024 years	2024 years
Asset Purchase Agreement [Member]
Notes Payable [Line Items]
Principal payment													$ 4,000,000
Maturity date		Apr. 19, 2024	Apr. 19, 2024			Apr. 19, 2024	Apr. 19, 2024
Accrue interest rate		10.00%				10.00%
Veru APA [Member]
Notes Payable [Line Items]
Maturity date		Sep. 30, 2023	Sep. 30, 2023
Note Payable [Member]
Notes Payable [Line Items]
Maturity date		Sep. 30, 2024	Sep. 30, 2024			Sep. 30, 2024	Sep. 30, 2024
Interest expense						$ 700,000
ENTADFI [Member]
Notes Payable [Line Items]
Principal payment						$ 10,000,000
Accrue interest rate		8.20%				8.20%
Principal amounts		$ 1,100,000				$ 1,100,000
Veru Notes Payable [Member]
Notes Payable [Line Items]
Principal payment						10,000,000
Related Party Debenture [Member]
Notes Payable [Line Items]
Principal payment											$ 5,000,000
Financing fees		400,000
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Notes Payable [Line Items]
Principal payment										$ 5,000,000
Series A Preferred Stock [Member]
Notes Payable [Line Items]
Issuance shares (in Shares) | shares												3,000
Loss on extinguishment of note payable						490,000
Conversion of debt						$ 3,000,000
Series A Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Notes Payable [Line Items]
Aggregate equity value measurement input						100
Series A Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Notes Payable [Line Items]
Aggregate equity value measurement input						4.6
Series A Preferred Stock [Member] | Measurement Input, Expected Term [Member]
Notes Payable [Line Items]
Aggregate equity value measurement input						5
Proteomedix Acquisition [Member]
Notes Payable [Line Items]
Proteomedix acquisition (in Francs) | SFr			SFr 100,000				SFr 100,000
Loan payable		$ 111,000
Forecast [Member] | Asset Purchase Agreement [Member]
Notes Payable [Line Items]
Principal payment									$ 5,000,000	$ 5,000,000